Derivative Instruments - Derivative Gain (Loss) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LNG revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]			$ 1	$ (1)	$ 0
Cost of sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]	$ 1,260	$ (525)	(1,159)	30	(49)
Cost of Sales, Related Party
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain (loss), net	[1]			$ 0	$ 2	$ 0

[1]	Does not include the value associated with derivative instruments that settle through physical delivery. Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.